Income Taxes: (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan loss	$ 3,620	$ 3,829
Accrued expenses	297	679
Intangible amortization	1,365	1,534
AMT credit	110
Other real estate owned	34
Deferred tax assets Net	5,426	6,042
Deferred tax liabilities:
FHLB stock dividends	(787)	(787)
Unrealized gain on securities available for sale	(5,007)	(3,794)
Depreciation and amortization	(200)	(244)
Unearned loan cost and fees, net		(85)
Deferred Tax Liabilities, Gross, Total	(5,994)	(4,910)
Net deferred tax asset (liability)	$ (568)	$ 1,132